THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES



INCENTIVE LIFE COLI
Flexible premium variable life
insurance policies


PROSPECTUS SUPPLEMENT DATED DECEMBER 10, 1999
TO THE INCENTIVE LIFE PLUS PROSPECTUS DATED
OCTOBER 18, 1999

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This supplement modifies certain information contained in the prospectus dated
October 18, 1999 for Incentive Life Plus flexible premium variable life insurance policies issued by Equitable Life. Subject to the rules discussed below, Equitable Life will offer a modified version of its Incentive Life Plus policy (the "Incentive Life COLI Policy") to qualified offerees. This supplement describes the material differences between the Incentive Life COLI Policy and the Incentive Life Plus policy described in the prospectus. You should keep this supplement with your prospectus. We will send you another copy of the Incentive Life Plus prospectus, without charge, on written request.

Under our current rules, the Incentive Life COLI Policy will be offered to corporations and partnerships that meet the following conditions at issue:

o a minimum of five policies are issued, each for a different eligible insured person;

o the persons proposed to be insured under the policies are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each of the policies must be remitted to us by the employer;

o the aggregate annualized first year planned periodic premium for all policies must be at least $150,000; and

o certain undertakings, which we may require in certain situations, have been submitted to us.

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Set forth below are modifications to the discussion in the prospectus which are appropriate with respect to the Incentive Life COLI Policy.
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MINIMUM FACE AMOUNT. The minimum face amount for the Incentive Life COLI
Policy is $100,000.

FACE AMOUNT INCREASES. You may not request a face amount increase after you receive your Incentive Life COLI Policy.

OPTIONAL RIDER BENEFITS. The optional benefits described in the Incentive Life Plus prospectus under the heading "Other benefits you can add by rider" are not available under the Incentive Life COLI Policy.

DEDUCTIONS FROM PREMIUMS. Rather than deducting the sales charge from premiums, we will deduct a sales charge from the policy's value as part of the regular monthly deduction for each month during the policy's first ten policy years. The amount deducted each month will depend on the specifics of your policy [superscript: 1]. The cumulative amount we deduct under this charge, however, will never exceed 6% of the premiums you have paid to date.

METHOD OF DEDUCTING MORTALITY AND EXPENSE RISK CHARGE. Rather than deducting this charge daily from investment performance (as we do for the Incentive Life Plus policies), we will deduct it from your policy's account value each month as part of our regular monthly deduction. The charge will be at an effective annual rate of .60% of the amount you have in the policy's investment options (not including any amounts we are holding as collateral for policy loans). We have the right, however, to increase this charge, but not to more than .90%.

CURRENT COST OF INSURANCE CHARGE RATES. Current cost of insurance rates during the first two years are generally lower than the current cost of insurance rates for the Incentive Life Plus policy. This relationship between the cost of insurance rates of the two policies is not guaranteed, however.

The reduction in the current charges that begins in the tenth policy year will grade up to an annual rate of .60% in the twenty-fifth policy year and later. This charge reduction (which, except for a difference in rate, is described in the prospectus under "Deducting policy charges--monthly cost of insurance charge") applies on a current basis and is not guaranteed.

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([superscript: 1]) For no policy, however, will it be higher than $0.78 per
$1,000 of the policy's initial face amount or lower than $0.02 per $1,000.


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SURRENDER CHARGES. There is no administrative surrender charge under the
Incentive Life COLI Policies. Subject to certain limits described below that apply during the first five years, the premium surrender charge for the Incentive Life COLI Policies will be the smaller of (a) 66% of one "target premium"[superscript: 2] (or less for surrenders after the ninth year)[superscript: 3] or (b) the sum of 24% of the amount of premiums you paid in your policy's first year up to one target premium and 3% of all additional premiums you pay in the first 15 years.

There is an additional limit that can reduce or eliminate the premium surrender charge if the Incentive Life COLI Policy is surrendered during its first five years. The percentage reduction is as follows:

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SURRENDER            PERCENT OF SURRENDER
IN POLICY YEAR       CHARGES WAIVED
--------------------------------------------
1                           100%
2                            80%
3                            60%
4                            40%
5                            20%
6 and later                   0%
--------------------------------------------
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([superscript: 2]) The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics. The "target premium" used in computing surrender charges may differ from target premiums used for other purposes under the policies.

([superscript: 3]) Beginning in your policy's tenth year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 15th year. The initial amount of the surrender charge in clause (a) will be set forth in your policy. The lowest initial amount for clause (a) for any policy would be $2.38 for each $1,000 of initial face amount and the highest initial amount for clause (a) would be $27.59 per $1,000.

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The following replaces the information in your prospectus under "More information about other matters--How we market the policies":
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HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors, Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1997 and 1998, we paid EDI a fee of $20,088,049 and $35,582,313, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD).

Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed insurance agents who sell our policies are appointed as agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency that sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face


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amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.

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The following replaces the information about our address and phone numbers in your prospectus under "How to reach us":
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HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

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BY MAIL:
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at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808

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BY EXPRESS DELIVERY:
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at the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020

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BY TOLL-FREE PHONE:
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1-888-228-6690

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BY E-MAIL:
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life-service@equitable.com

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BY FAX:
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1-212-641-7075

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BY INTERNET:
Our Web site (www.equitable.com) can also provide you information.
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The rest of the information under "How to reach us" remains unchanged, except that, in addition to the forms listed there, we have a special form that you must use if you want to request our asset rebalancing service.

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The following replaces the phone numbers in your prospectus under "Transferring your money among our investment options--Telephone transfers" and "More information about other matters--Telephone requests":
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TELEPHONE TRANSFERS

The phone number that is available if you are both the policy's insured person and its owner is 1-888-228-6690 (toll free) from a touch-tone phone.

All the other information in these sections of the prospectus remains unchanged.